SCHEDULE 1 - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES (10-K)	12 Months Ended
Dec. 31, 2010
SCHEDULE 1 - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES [Abstract]
SCHEDULE 1 - SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES

UTG, INC.

SUMMARY OF INVESTMENTS - OTHER THAN

INVESTMENTS IN RELATED PARTIES

As of December 31, 2010

Schedule I

Column A	Column B	Column C	Column D
			Amount at
			Which Shown
			in Balance
	Cost	Value	Sheet
Fixed maturities:
Bonds:
United States Government and government agencies and authorities	$0	$0	$0
State, municipalities, and political subdivisions	0	0	0
Collateralized mortgage obligations	0	0	0
Public utilities	0	0	0
All other corporate bonds	0	0	0
Total fixed maturities	0	$0	0

Investments held for sale:
Fixed maturities:
United States Government and government agencies and authorities	74,596,648	$79,023,933	79,023,933
State, municipalities, and political subdivisions	330,000	335,198	335,198
Collateralized mortgage obligations	16,170,099	16,674,262	16,674,262
Public utilities	904,139	987,025	987,025
All other corporate bonds	50,947,807	50,885,530	50,885,530
	142,948,693	$147,905,948	147,905,948

Equity securities:
Banks, trusts and insurance companies	5,206,500	$5,246,200	5,246,200
All other corporate securities	8,734,311	8,638,057	8,638,057
	13,940,811	$13,884,257	13,884,257

Trading securities:	34,183,252	37,029,550	37,029,550

Mortgage loans on real estate	59,935,447		59,935,447
Investment real estate	53,148,755		53,148,755
Real estate acquired in satisfaction of debt	0		0
Policy loans	13,976,019		13,976,019
Other long-term investments	0		0
Short-term investments	0		0
Total investments	$318,132,977		$325,879,976